SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
SHARE BASED COMPENSATION [Abstract]
SHARE BASED COMPENSATION
15.	SHARE BASED COMPENSATION

The Company amended its 2009 share incentive plan (the “Plan”) in July 2019. Under the Plan, the Company may grant options, restricted share award (“RSA”), restricted share unit (“RSU”) or share appreciation right (“SAR”) to its officers, employees, directors and other eligible persons (collectively known as “Eligible Persons”) of up to 83,000,000 Class A ordinary shares. The Plan is administered by an authorized administrator appointed by the Board of Directors of the Company set forth in the Plan (the “Plan Administrator”).

The maximum number of shares which may be issued pursuant to all awards under the Plan will increase on January 1 of each of 2019, 2020, 2021 and 2022 by 5% of the total number of ordinary shares of all classes of the Company outstanding on that day immediately before such annual increase pursuant to the Plan. With effect on January 1, 2019, July 25, 2019, January 1, 2020, January 1, 2021 and January 1, 2022, the maximum number of shares which may be issued pursuant to all awards under the Plan increased to 100,129,938, 103,129,938, 123,292,170, 148,888,743 and 176,775,641 Class A ordinary shares.

During the years ended December 31, 2020 and 2021, the Company granted 5,809,024 options, 5,034,735 RSUs and 86,149 SARs and 4,162,121 options, 3,572,121 RSUs and 51,464 SARs, respectively to the Eligible Persons. All options granted have a contractual term of ten years. The options vest according to the stated vesting period in the grantee’s option agreement. The RSUs and SARs generally vest 25% on the first anniversary year from the stated vesting commencement date and the remaining 75% will vest in 12 substantially equal quarterly instalments.

(a)	Option granted to Eligible Persons

The following table summarizes the Company’s share option activity under the Plan:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		$	Years	$
Outstanding, January 1, 2019	35,706,882	12.54
Granted	15,327,884	15.00
Exercised	(3,736,976)	5.58
Forfeited	(109,236)	14.24
Outstanding, December 31, 2019	47,188,554	13.89	8.18	1,242,496
Vested and expected to vest at December 31, 2019	47,188,554	13.89
Exercisable as of December 31, 2019	19,664,736	12.35	7.35	548,035
Outstanding, January 1, 2020	47,188,554	13.89
Granted	5,809,024	18.59
Exercised	(5,486,180)	11.29
Forfeited	(45,678)	14.09
Outstanding, December 31, 2020	47,465,720	14.76	7.57	8,747,373
Vested and expected to vest at December 31, 2020	47,465,720	14.76
Exercisable as of December 31, 2020	25,298,368	13.73	7.03	4,688,260
Outstanding, January 1, 2021	47,465,720	14.76
Granted	4,162,121	269.09
Exercised	(5,405,228)	14.44
Forfeited	–
Outstanding, December 31, 2021	46,222,613	37.70	6.89	8,822,987
Vested and expected to vest at December 31, 2021	46,222,613	37.70
Exercisable as of December 31, 2021	30,707,210	14.13	6.32	6,435,641

The aggregate intrinsic value is calculated to be the difference between the exercise price of the underlying awards and the fair value of the underlying stock at each reporting date, for those awards that have an exercise price below the estimated fair value of the Company’s ordinary shares.

The Company calculated the estimated fair value of the options on the respective grant dates using the Black-Scholes option pricing model with the following assumptions.

	Granted in 2019	Granted in 2020	Granted in 2021

Risk-free interest rates	2.34% – 2.68%	0.39% – 1.66%	0.74% – 1.07%
Expected term	5.5 – 8.5 years	5.5 – 7.5 years	5.6 – 7.5 years
Expected volatility	33.0% – 35.0%	32.4% – 33.7%	32.1% – 33.0%
Expected dividend yield	–	–	–
Fair value of share options	$4.58 – $13.59	$13.81 – $50.58	$71.70 – $84.14

The Black-Scholes option pricing model was applied in determining the estimated fair value of the share options granted to Eligible Persons. The model requires the input of highly subjective assumptions including the estimated expected stock price volatility and the expected term of the option for which employees are likely to exercise their share options. The risk-free rate for periods within the contractual life of the option is based on the US Treasury Yields at the time of grant. The Company has used the simplified method to determine the expected term due to insufficient historical exercise data to provide a reasonable basis to estimate expected term. The Company’s management is ultimately responsible for the determination of the estimated fair value of its ordinary shares.

The weighted-average grant-date fair value of share options granted during the years of December 31, 2019, 2020 and 2021 were $12.05, $37.86 and $75.83, respectively. The total fair value of share options vested during the years ended December 31, 2019, 2020 and 2021 was $44,688, $88,114 and $88,507, respectively. The aggregate intrinsic value of options exercised during the years ended December 31, 2019, 2020 and 2021 was $64,097, $767,203 and $1,361,800 respectively.

As of December 31, 2021, there were $585,256 total unrecognized share-based compensation cost related to unvested options which is expected to be recognized over a weighted-average period of 3.68 years. Total unrecognized compensation cost may be adjusted for future changes in actual forfeitures.

(b)	RSAs/RSUs granted to Eligible Persons

The following table summarizes the Company’s RSAs/RSUs activity under the Plan:

	Number of RSAs/RSUs	Weighted average grant date fair value	Weighted average remaining contractual life	Aggregate intrinsic value
		$	Years	$

Unvested, January 1, 2019	4,754,972	12.34	9.17	53,826
Granted	6,249,313	20.50
Vested	(2,131,415)	13.67
Forfeited	(791,433)	15.22
Unvested, December 31, 2019 and January 1, 2020	8,081,437	18.02	8.93	325,035
Granted	5,034,735	72.37
Vested	(3,332,063)	19.25
Forfeited	(442,181)	28.74
Unvested, December 31, 2020 and January 1, 2021	9,341,928	46.36	8.64	1,859,511
Granted	3,551,491	258.97
Vested	(4,127,006)	40.59
Forfeited	(637,193)	102.92
Unvested, December 31, 2021	8,129,220	137.76	8.47	1,818,588

Share-based compensation cost for RSAs and RSUs is measured based on the fair value of the Company’s ordinary shares on the date of grant.

The weighted-average grant-date fair value of RSAs and RSUs granted during the years ended December 31, 2019, 2020 and 2021 was $20.50, $72.37 and $258.97, respectively. The total fair value of RSAs and RSUs vested during the years ended December 31, 2019, 2020 and 2021 was $29,133, $64,153 and $167,507, respectively.

As of December 31, 2021, there was $1,119,856 of unrecognized share-based compensation cost related to RSAs and RSUs which is expected to be recognized over a weighted-average vesting period of 3.21 years. Total unrecognized compensation may be adjusted for future changes in actual forfeitures.

(c)	SARs granted to Eligible Persons

Fair value of the SARs is measured based on the fair value of the Company’s ordinary shares at the end of each reporting period.

Total compensation expense relating to share options, RSAs, RSUs and SARs granted to employees after deducting forfeitures recognized for the years ended December 31, 2019, 2020 and 2021 is as follows:

	Year ended December 31,
	2019	2020	2021
	$	$	$
Share options:

Cost of revenue	244	130	390
Sales and marketing expenses	156	69	5
General and administrative expenses	71,787	179,544	207,204
Research and development expenses	567	401	33
	72,754	180,144	207,632

Cash received for the exercise in the respective years	20,867	61,949	77,639

RSAs/ RSUs:

Cost of revenue	1,714	4,385	8,318
Sales and marketing expenses	3,017	10,100	23,350
General and administrative expenses	26,761	37,433	67,421
Research and development expenses	11,429	45,820	148,592
	42,921	97,738	247,681

SARs:

Cost of revenue	319	2,867	3,389
Sales and marketing expenses	749	5,462	6,850
General and administrative expenses	313	3,534	3,658
Research and development expenses	13	501	1,114
	1,394	12,364	15,011